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                   WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.


                   WATERHOUSE INVESTORS CASH MANAGEMENT FUNDS


                       Supplement dated September 8, 1999
         to Statement of Additional Information dated December 18, 1998


Effective September 8, 1999, National Investor Services Corp. ("NISC") replaced Waterhouse National Bank as the transfer and dividend disbursing agent for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio. Previously, NISC served as each Portfolio's sub-transfer and dividend disbursing agent.